Schedule of Long-term Bank Debt (Details) (USD $)	12 Months Ended
Dec. 31, 2014
Bank Loans Schedule Of Long-term Bank Debt 1	$ 312,305
Bank Loans Schedule Of Long-term Bank Debt 2	406,826
Bank Loans Schedule Of Long-term Bank Debt 3	(97,675)
Bank Loans Schedule Of Long-term Bank Debt 4	(94,279)
Bank Loans Schedule Of Long-term Bank Debt 5	214,630
Bank Loans Schedule Of Long-term Bank Debt 6	$ 312,547